Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)
The components of other comprehensive income (loss) for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2013	$1,464.1	$(512.4)	$951.7	$947.0	$4.1	$0.6
Other comprehensive income (loss) before reclassifications:
Investment securities	362.1	(126.7)	235.4	235.4	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0	0	0	0	0	0
Forecasted transactions	(1.6)	0.6	(1.0)	0	(1.0)	0
Foreign currency translation adjustment	(1.3)	0.4	(0.9)	0	0	(0.9)
Total other comprehensive income (loss) before reclassifications	359.2	(125.7)	233.5	235.4	(1.0)	(0.9)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(7.7)	2.7	(5.0)	(5.0)	0	0
Net realized gains (losses) on securities	255.0	(89.2)	165.8	165.5	0.3	0
Interest expense	2.0	(0.7)	1.3	0	1.3	0
Total reclassification adjustment for amounts realized in net income	249.3	(87.2)	162.1	160.5	1.6	0
Total other comprehensive income (loss)	109.9	(38.5)	71.4	74.9	(2.6)	(0.9)
Balance at December 31, 2014	$1,574.0	$(550.9)	$1,023.1	$1,021.9	$1.5	$(0.3)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2012	$1,340.0	$(469.0)	$871.0	$862.7	$6.1	$2.2
Other comprehensive income (loss) before reclassifications:
Investment securities	368.2	(128.9)	239.3	239.3	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0.4	(0.1)	0.3	0.3	0	0
Forecasted transactions	0	0	0	0	0	0
Foreign currency translation adjustment	(2.5)	0.9	(1.6)	0	0	(1.6)
Total other comprehensive income (loss) before reclassifications	366.1	(128.1)	238.0	239.6	0	(1.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(5.7)	2.0	(3.7)	(3.7)	0	0
Net realized gains (losses) on securities	245.5	(86.0)	159.5	159.0	0.5	0
Interest expense	2.2	(0.7)	1.5	0	1.5	0
Total reclassification adjustment for amounts realized in net income	242.0	(84.7)	157.3	155.3	2.0	0
Total other comprehensive income (loss)	124.1	(43.4)	80.7	84.3	(2.0)	(1.6)
Balance at December 31, 2013	$1,464.1	$(512.4)	$951.7	$947.0	$4.1	$0.6

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2011	$1,065.4	$(372.9)	$692.5	$682.8	$7.9	$1.8
Other comprehensive income (loss) before reclassifications:
Investment securities	488.0	(170.8)	317.2	317.2	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	7.9	(2.8)	5.1	5.1	0	0
Forecasted transactions	0	0	0	0	0	0
Foreign currency translation adjustment	0.6	(0.2)	0.4	0	0	0.4
Total other comprehensive income (loss) before reclassifications	496.5	(173.8)	322.7	322.3	0	0.4
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(0.4)	0.1	(0.3)	(0.3)	0	0
Net realized gains (losses) on securities	220.1	(77.0)	143.1	142.7	0.4	0
Interest expense	2.2	(0.8)	1.4	0	1.4	0
Total reclassification adjustment for amounts realized in net income	221.9	(77.7)	144.2	142.4	1.8	0
Total other comprehensive income (loss)	274.6	(96.1)	178.5	179.9	(1.8)	0.4
Balance at December 31, 2012	$1,340.0	$(469.0)	$871.0	$862.7	$6.1	$2.2

In an effort to manage interest rate risk, we entered into forecasted transactions on each of our outstanding debt issuances. Upon issuing the debt, the gains (losses) recognized on these cash flow hedges are recorded as unrealized gains (losses) in accumulated other comprehensive income and amortized into interest expense over the term of the related debt issuance. We expect to reclassify $2.0 million (pretax) into income during the next 12 months, related to net unrealized gains on forecasted transactions.
To the extent we repurchased any of our outstanding debt, a portion of the unrealized gain (loss) would need to be recognized as a realized gain (loss) since the cash flow hedge is deemed ineffective. During 2014, 2013, and 2012, we repurchased in the open market a portion of our 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 and reclassified $0.5 million, $0.8 million, $0.6 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement (see Note 4 - Debt for further discussion).